Income taxes	12 Months Ended
Dec. 31, 2019
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Income taxes
22.	Income taxes

	2019	2018	2017
Current taxes expense -
Current period	$(55,847)	$(35,258)	$(43,034)
Adjustment for prior period	693	261	455

	$(55,154)	$(34,997)	$(42,579)
Deferred taxes expenses -
Origination and reversal of temporary differences	8,717	467	(6,731)

Total income tax expense	$(46,437)	$(34,530)	$(49,310)

During the year 2018, the deferred tax balances have been re-measured as a result of the change in Colombia’s income tax rate, 32%, 31% and 30% for the taxable year, 2020, 2021 and 2022, respectively according to the law N°1943 published on December 28, 2018. Deferred tax expected to reverse in the year 2020, has been measured using the effective rate that will apply in Colombia for the period (32%).
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2019	2018	2019	2018	2017
Deferred tax liabilities
Maintenance deposits	$(29,863)	$(29,863)	$—	$3,277	$2,796
Prepaid dividend tax	(7,403)	(8,859)	(1,456)	(5,244)	1,671
Property and equipment	(2,896)	(7,396)	(4,500)	(2,136)	2,107
Other	(4,690)	(4,691)	(1)	641	(1,962)
Set off tax	1,455	1,869	414	(63)	2,879

	$(43,397)	$(48,940)	$(5,543)	$(3,525)	$7,491
Deferred tax assets
Provision for return conditions	$10,095	$7,136	$(2,959)	$723	$(253)
Air traffic liability	2,039	1,792	(247)	(511)	(266)
Fuel derivative	—	—	—	—	107
Other provisions	6,826	4,687	(2,139)	(271)	(272)
Tax loss	1,710	4,295	2,585	3,054	2,803
Set off tax	(1,455)	(1,869)	(414)	63	(2,879)

	$19,215	$16,041	$(3,174)	$3,058	$(760)

	$(24,182)	$(32,899)	$(8,717)	$(467)	$6,731

At December 31, 2019 the deferred tax assets include an amount of $1.7 million ($4.3 million at December, 2018) which relates to tax losses
carried forward of Copa Colombia. During 2019, the subsidiary generated a tax profit. The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. The Company expects to use the remaining tax losses within the next two years, however, these tax losses can be carried forward indefinitely.
The aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, is $272.5 million as of December 31, 2019 (2018: $453.8 million).
Reconciliation of the effective tax rate is as follows:

	Tax rate	2019	Tax rate	2018	Tax rate	2017
Net income		$247,002		$88,198		$362,599
Total income tax expense		46,437		34,530		49,310

Profit excluding income tax		293,439		122,728		411,909

Income taxes at Panamanian statutory rates	25.0%	73,360	25.0%	30,682	25.0%	102,977
Stations - Taxable / Panama	(13.7%)	(40,205)	(19.3%)	(23,745)	(7.6%)	(31,272)
Stations - Taxable / Non Panama	2.4%	7,043	9.0%	11,052	1.6%	6,447
Stations - Non Taxable / Non Panama	(4.9%)	(14,444)	3.3%	4,106	(9.4%)	(38,684)
Dividend tax	7.2%	21,376	10.3%	12,696	2.5%	10,297
(Over) under provided in prior periods	(0.2%)	(693)	(0.2%)	(261)	(0.1%)	(455)

Provision for income taxes	15.8%	$46,437	28.1%	$34,530	12.0%	$49,310